Unaudited Combined and Unaundited Consolidated Statements of Operations and Comprehensive Income - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Total revenue		$ 1,883,548	$ 1,382,345
Cost of revenue		(1,021,373)	(692,305)
Gross profit		862,175	690,040
Operating expenses:
General and administrative expenses		(319,764)	(70,007)
Sales and distribution expenses		(29,043)	(35,773)
Total operating expenses		(348,807)	(105,780)
Income from operations		513,368	584,260
Interest income		329	53
Interest expenses		(1,769)	(987)
Foreign exchange gains (losses), net		(4,136)	548
Sundry income		33,366	5,166
Total income before income tax expense		541,158	589,040
Income tax expenses		(111,086)	(123,237)
Net income		430,072	465,803
Other comprehensive (loss) income
Foreign currency translation adjustments, net of tax of nil		231,545	(41,441)
Total comprehensive income		$ 661,617	$ 424,362
Net earnings per ordinary share attributable to ordinary shareholders of the Company
Basic (in Dollars per share)	[1]	$ 0.0327	$ 0.0373
Diluted (in Dollars per share)	[1]	$ 0.0327	$ 0.0373
Weighted average shares used in calculating net earnings per ordinary share (in Shares)		13,140,045	12,500,000
Revenue from third parties
Total revenue		$ 1,859,890	$ 1,231,487
Revenue from related parties
Total revenue		$ 23,658	$ 150,858

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation (Note 13).